Fair Value Measurements on a Recurring Basis (Details) (Linn Energy, LLC [Member], Commodity Contracts, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	$ 853,299		$ 953,264		$ 694,336		$ 880,911
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	12,464		2,632		11,729		4,140
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	1,073,942		1,181,540		1,034,866		1,282,390
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	233,107		230,908		352,259		405,619
Counterparty netting under agreements governing derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	(220,643)	[1]	(228,276)	[1]	(340,530)	[1]	(401,479)	[1]
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	$ (220,643)	[1]	$ (228,276)	[1]	$ (340,530)	[1]	$ (401,479)	[1]

[1]	Represents counterparty netting under agreements governing such derivatives.